Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
17.
LEASES

Operating leases

The Group's leases consist of operating leases for office spaces in different cities in the PRC. For leases with terms greater than 12 months, the Group records the related asset and lease liability at the present value of lease payments over the term. As of December 31, 2023, the Group did not have additional operating leases that have not yet commenced. As of December 31, 2023, the Group had no long-term leases that were classified as a financing lease. Short-term lease cost for the year ended December 31, 2023 was immaterial.

For the years ended December 31, 2022 and 2023, no variable lease cost was recognized in the consolidated financial statements of the Group.

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	74,038	22,608	26,704
Non-cash changes in right-of-use assets from new lease obligations and lease modification:
Operating leases	4,339	380	3,630
Weighted average remaining lease term
Operating leases	12.3 years	12.6 years	11.3 years
Weighted average discount rate
Operating leases	7.6%	6.8%	7.0%

Certain leases for office space were partially terminated in 2023 before the expiration of the lease term for cost saving. The relevant carrying amount of the right-of-use assets totaling RMB131,726 and the corresponding carrying amount of operating lease liabilities totaling RMB158,902 were derecognized upon the effectiveness of the early termination. RMB27,176 gain from early termination of operating lease was recognized in the statements of operations for the year ended December 31, 2023.

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of December 31, 2023:

RMB
2024	18,790
2025	19,375
2026	19,898
2027	19,445
2028	20,121
2029 and thereafter	141,559
Total future lease payments	239,188
Less: Imputed interest	73,900
Total lease liability balance	165,288

Payments under operating leases are expensed on the straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the years ended December 31, 2021, 2022 and 2023, the total rental expenses for all operating leases amounted to RMB68,292, RMB30,503 and RMB407, respectively, and recorded in cost of revenues, selling expenses, research and development expenses and general and administrative expenses on the consolidated statements of operations.